SCHEDULE OF INCOME TAX (BENEFIT) PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State
Foreign
Total current provision
Federal					(674,213)
State					(265,698)
Foreign
Total deferred benefit					(939,911)
Change in valuation allowance					939,911
Total income tax provision